CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
NET REVENUES
Total net revenues	$ 83,873	¥ 583,909	¥ 531,508	¥ 443,924
COST OF REVENUES
Total cost of revenues	(55,861)	(388,894)	(338,143)	(256,395)
GROSS PROFIT	28,012	195,015	193,365	187,529
OPERATING EXPENSES
Selling and marketing	(8,004)	(55,721)	(43,751)	(36,710)
General and administrative	(27,926)	(194,417)	(132,718)	(142,252)
Research and development	(545)	(3,793)	(1,513)	(6,262)
Impairment loss	(5,567)	(38,754)
Total operating expenses	(42,042)	(292,685)	(177,982)	(185,224)
OPERATING INCOME (LOSS)	(14,030)	(97,670)	15,383	2,305
OTHER INCOME (EXPENSE)
Interest (expense) income, net	773	5,379	6,652	5,191
Foreign exchange (loss) gain, net	3	23	372	(522)
Other income (expense), net	57	396	1,447	1,652
Gain from derecognition of liabilities		0	15,226
Gain on disposal of subsidiaries				38,145
Gain from deregistration of subsidiaries	264	1,841	2,858
Gain from fair value change of contingent consideration payable	190	1,322	5,444
Gain on sale of investment available for sale	172	1,200	1,056	8,768
Total other income	1,459	10,161	33,055	53,234
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	(12,571)	(87,509)	48,438	55,539
Income tax expense	(1,855)	(12,917)	(3,498)	(9,614)
NET INCOME (LOSS)	(14,426)	(100,426)	44,940	45,925
Less: Net loss attributable to non-controlling interests	(70)	(485)	(50)	(538)
NET INCOME (LOSS) ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.	(14,356)	(99,941)	44,990	46,463
NET INCOME (LOSS)	(14,426)	(100,426)	44,940	45,925
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Foreign translation adjustments	(420)	(2,924)	1,304	3,876
Unrealized gains on short term investments
Unrealized holding gains arising during period	294	2,046	776	2,901
Less: reclassification adjustment for gains included in net income	156	1,086	651	5,606
Other comprehensive income (loss)	(282)	(1,964)	1,429	1,171
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (14,708)	¥ (102,390)	¥ 46,369	¥ 47,096
Net income (loss) per share-basic | (per share)	$ (0.33)	¥ (2.30)	¥ 1.09	¥ 1.20
Net income (loss) per share-diluted | (per share)	$ (0.33)	¥ (2.30)	¥ 1.08	¥ 1.18
Weighted average shares used in calculating basic net income (loss) per share | shares	43,505,175	43,505,175	41,342,597	38,826,800
Weighted average shares used in calculating diluted net income (loss) per share | shares	43,505,175	43,505,175	41,671,763	39,303,760
Share-based compensation expense included in:
Share-based compensation expense	$ 233	¥ 1,624	¥ 8,121	¥ 4,640
Consolidated variable interest entity without recourse [Member]
NET REVENUES
Total net revenues		503,221	447,834	426,118
OTHER INCOME (EXPENSE)
NET INCOME (LOSS)		(45,739)	66,185	41,636
NET INCOME (LOSS)		(45,739)	66,185	41,636
Educational program and services
NET REVENUES
Total net revenues	83,700	582,706	525,134	432,754
COST OF REVENUES
Total cost of revenues	(55,106)	(383,635)	(331,939)	(249,400)
Intellectualized operational services
NET REVENUES
Total net revenues	173	1,203	6,374	11,170
COST OF REVENUES
Total cost of revenues	(755)	(5,259)	(6,204)	(6,995)
General and administrative
Share-based compensation expense included in:
Share-based compensation expense	$ 233	¥ 1,624	¥ 8,121	¥ 4,640